Financial instruments (Narrative) (Details) $ in Thousands, lb in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) lb $ / lbs	Dec. 31, 2019 USD ($) lb $ / lbs
Disclosure of detailed information about financial instruments [line items]
Prepayment option - embedded derivative	$ 49,754	$ 2,585
Gold prepayment revaluation	$ (1,885)	$ 0
Pounds of copper fixed for floating swaps | lb	43.4	66.1
Average price recorded for copper fixed for floating swaps | $ / lbs	3.22	2.67
Pounds of zinc forward sales contracts | lb	3.5	12.7
Derivative financial assets	$ 2,736	$ 1,712
Derivative financial liabilities	15,312	10,295
Aggregate fair value of other embedded derivatives		9,074
Precious metal credits delivered to settle liability	10,856
Gold prepayment liability	$ 137,031	$ 0
Deposits and other investments with Schedule 1 Canadian banks, as a percentage of total cash and cash equivalents	90.00%	92.00%
Percentage of entity's trade receivables that are insured	95.00%	96.00%
Credit insurance deductible	10.00%
Percentage of receivables that represent largest customers	56.00%	63.00%
Copper fixed for floating swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	$ 13,198	$ 8,362
Non-hedge derivative zinc contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	$ 622
Derivative financial liabilities		$ 221
Non-hedge derivative zinc contracts [Member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Range of zinc forward sales contracts prices | $ / lbs	0.87	1.00
Non-hedge derivative zinc contracts [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Range of zinc forward sales contracts prices | $ / lbs	1.30	1.15
Provisional pricing - copper and zinc [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	$ 21,295	$ 10,165